Long term investments - Schedule of investments in equity method investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long term investments
Carrying value of Equity method investment	¥ 144,464	¥ 69,828
Beijing Pengtai Baozun E-commerce Co., Ltd.
Long term investments
Carrying value of Equity method investment	54,934	45,451
Hangzhou Juxi Technology Co., Ltd.
Long term investments
Carrying value of Equity method investment	13,941	14,077
Hunter Gcsea Limited
Long term investments
Carrying value of Equity method investment	74,657
Others
Long term investments
Carrying value of Equity method investment	¥ 932	¥ 10,300